S000019579 [Member] Annual Fund Operating Expenses - World Selection Index Fund	Mar. 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
Class K
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Component1 Other Expenses	0.04%
Component2 Other Expenses	0.00%
Component3 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.24%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.24%	[1]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Component1 Other Expenses	0.04%
Component2 Other Expenses	0.05%
Component3 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.29%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.29%	[1]

[1]
Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of each of the Class K and Class I shares of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of each Class (excluding (i) acquired fund fees and expenses; (ii) service fees; (iii) the compensation paid to each Independent Trustee of the Trust; (iv) expenses of third party consultants engaged by the Board of Trustees; (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest) do not exceed 0.24%. NTI has also contractually agreed to reimburse the management fees payable by the Fund in an amount equal to the net management fee NTI earns on the amount invested by the Fund in money market funds managed by NTI. These contractual limitations may not be terminated before July 31, 2027 without the approval of the Board of Trustees.